Note 13 - Employee and Director Benefits	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
NOTE
13
- EMPLOYEE AND DIRECTOR BENEFITS

The Corporation sponsors a salary deferral, defined contribution plan which provides for both profit sharing and employer matching contributions. The plan permits investing in the Corporation’s stock subject to certain limitations. Participants who meet certain eligibility conditions are eligible to participate and defer a specified percentage of their eligible compensation subject to certain income tax law limitations. The Corporation makes discretionary matching and profit sharing contributions, as approved annually by the Board of Directors, subject to certain income tax law limitations. Contribution expense for the plan amounted to
$1,025,000,
$776,000
and $
632,000,
in
2018,
2017,
and
2016,
respectively. At
December 31, 2018,
the plan owned
383,114
 shares of the Corporation’s common stock.

The Corporation also sponsors nonqualified deferred compensation plans, covering certain directors and employees, which have been indirectly funded through the purchase of split-dollar life insurance policies. In connection with the policies, the Corporation has provided an estimated liability for accumulated supplemental retirement benefits amounting t
o
$1,435,000
and
$1,452,000
at
December
31,
2018
 and
2017,
respectively, which is included in other liabilities in the accompanying consolidated balance sheets. The Corporation has also purchased split-dollar life insurance policies for investment purposes and to fund other employee benefit plans. The combined cash values of these policies aggreg ated
$18,223,000
an
d
$17,828,000
at
December
31,
2018
 and
2017,
respectively.

Under an employee stock purchase plan, eligible employees
may
defer a portion of their compensation and use the proceeds to purchase stock of the Corporation at a discount determined semi-annually by the Board of Directors as stipulated in the plan. The Corporation sold from treasur
y
1,715
 sha
res in
2018,
1,126
shares in
2017,
and
843
 shares in
2016
 under the plan.

The Chief Executive Officer of the Corporation has an employment agreement which provides for certain compensation and benefits should any triggering events occur, as specified in the agreement, including change of control or termination without cause.